Condensed Statements of Cash Flows - USD ($)	5 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income			$ (22,832,000)	$ (34,558,000)	$ (19,756,000)	$ (1,151,223,000)	$ 388,042,000
Net income (loss)			(23,163,000)	(35,207,000)	(21,172,000)	(1,157,332,000)	386,405,000
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Non-cash interest expense			11,928,000	15,000,000	18,980,000	19,120,000	14,934,000
Impairment of goodwill and long-lived assets						1,232,000,000
Loss on Take 5						79,165,000
Depreciation and amortization			177,513,000	174,424,000	232,573,000	225,233,000	179,990,000
Fair value adjustments related to contingent consideration liabilities			4,162,000	7,779,000	6,064,000	(45,662,000)	20,656,000
Deferred income taxes			(3,432,000)	(37,984,000)	(68,063,000)	(213,615,000)	(427,098,000)
Equity-based compensation			1,650,000	773,000	1,313,000	(7,877,000)	5,594,000
Equity in earnings of unconsolidated affiliates			(3,116,000)	(2,967,000)	(4,850,000)	(4,784,000)	(3,262,000)
Distribution received from unconsolidated affiliates			162,000	568,000	707,000	2,058,000	2,460,000
Loss on disposal of fixed assets			18,682,000
Noncash expenses related to lease abandonments			(1,777,000)
Loss on divestiture				769,000	1,033,000
Change in operating assets and liabilities:
Accounts receivable			131,229,000	13,027,000	(33,290,000)	73,693,000	(63,017,000)
Prepaid expense and other assets			31,839,000	7,423,000	19,114,000	(2,101,000)	634,000
Accounts payable			(10,992,000)	10,037,000	21,635,000	(14,364,000)	(5,718,000)
Accrued compensation and benefits			20,942,000	25,867,000	19,417,000	(2,930,000)	(26,054,000)
Deferred revenues			3,247,000	1,214,000	2,207,000	12,688,000	(7,515,000)
Other accrued expenses and other liabilities			(69,100,000)	(50,524,000)	(45,741,000)	(75,053,000)	(9,454,000)
Net cash provided by operating activities			290,105,000	130,848,000	151,343,000	126,348,000	70,192,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of businesses, net of cash acquired			(51,389,000)	(5,171,000)	(10,582,000)	(186,014,000)	(59,850,000)
Purchase of investment in unconsolidated affiliates				(1,493,000)	(1,881,000)	(269,000)	(7,285,000)
Purchase of property and equipment			(23,183,000)	(36,739,000)	(52,419,000)	(47,162,000)	(34,935,000)
Proceeds from divestiture				1,750,000	1,750,000	2,000,000
Return on investments from unconsolidated affiliates				821,000	1,324,000		2,060,000
Net cash provided by / (used in) investing activities			(74,572,000)	(40,832,000)	(61,808,000)	(231,445,000)	(100,010,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under lines of credit			104,918,000	9,964,000	20,070,000	30,000,000	90,000,000
Payments on lines of credit			(106,153,000)	(10,085,000)	(19,697,000)	(30,000,000)	(110,000,000)
Proceeds from issuance of long-term debt						350,368,000	225,619,000
Proceeds from accounts receivable securitization facility			120,000,000
Proceeds from government loans for COVID-19 relief			2,846,000
Principal payments on long-term debt			(19,793,000)	(19,075,000)	(25,810,000)	(27,070,000)	(24,379,000)
Settlement of Daymon Credit Agreement						(205,128,000)
Contingent consideration and holdback payments			(11,364,000)	(22,396,000)	(21,172,000)	(26,811,000)	(35,113,000)
Financing fees paid						(17,071,000)	(9,708,000)
Holdback payments					(1,224,000)	(845,000)
Contribution from noncontrolling interest				7,129,000	10,257,000		31,185,000
Redemption of noncontrolling interest				(632,000)	(632,000)	(3,303,000)
Net cash (used in) provided by financing activities			90,454,000	(35,095,000)	(38,208,000)	70,140,000	167,604,000
Net effect of foreign currency fluctuations on cash			(1,187,000)	(1,239,000)	3,179,000	(9,146,000)	2,762,000
Net change in cash, cash equivalents and restricted cash			304,800,000	53,682,000	54,506,000	(44,103,000)	140,548,000
Cash and cash equivalents at beginning of period			184,224,000	141,590,000	141,590,000	186,706,000
Cash, cash equivalents and restricted cash, beginning of period			199,025,000	144,519,000	144,519,000	188,622,000	48,074,000
Cash and cash equivalents at end of period		$ 184,224,000	486,396,000		184,224,000	141,590,000	186,706,000
Cash, cash equivalents and restricted cash, end of period	$ 198,201,000	199,025,000	503,825,000	198,201,000	199,025,000	144,519,000	188,622,000
SUPPLEMENTAL CASH FLOW INFORMATION
Cash payments for interest					210,209,000	228,230,000	153,329,000
Cash payments for income taxes					59,465,000	70,248,000	61,068,000
Non-cash issuance of equity							671,101,000
Non-cash proceeds from divestitures						6,750,000
Purchase of property and equipment recorded in accounts payable and accrued expenses			135,000	570,000	250,000	$ 2,690,000	$ 137,000
Note payable related to settlement of contingent consideration			6,194,000	9,385,000
Predecessor Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	1,161,222	2,469,141	(4,061,354)
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Interest income earned on marketable securities held in Trust Account	(1,693,512)	(3,572,525)	(1,703,007)
Change in operating assets and liabilities:
Prepaid expenses	(366,667)	(316,667)	150,000
Prepaid income taxes		(25,327)	(240,368)
Accounts payable and accrued expenses	102,125	100,000	4,521,248
Accounts payable - related party	52,256	127,912	120,116
Income taxes payable	345,918
Net cash provided by operating activities	(398,658)	(1,217,466)	(1,213,365)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited in Trust Account	(450,000,000)	(450,000,000)
Investment income released from Trust Account	210,000	756,000	777,287
Net cash provided by / (used in) investing activities	(449,790,000)	(449,244,000)	777,287
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of Class A common stock to public	450,000,000	450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor	11,000,000	11,000,000
Payment of underwriters' discount	(9,000,000)	(9,000,000)
Payment of offering costs	(587,474)	(587,474)
Proceeds from Promissory Note - related party	141,636	141,636
Payment of offering costs	(141,636)
Repayment of Promissory Note - related party		(141,636)
Net cash (used in) provided by financing activities	451,412,526	451,412,526
Net change in cash	1,223,868	951,060	(436,078)
Cash and cash equivalents at beginning of period			951,060
Cash and cash equivalents at end of period	1,223,868	951,060	514,982	$ 1,223,868	$ 951,060
Supplemental disclosure of noncash investing and financing activities:
Change in value of Class A common stock subject to possible redemption	431,823,740	433,131,660	(4,061,350)
Deferred underwriting commission in connection with initial public offering	15,750,000	15,750,000	$ 15,750,000
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock	$ 25,000	$ 25,000